Property, Plant and Equipment (Details) - USD ($)					12 Months Ended
	Dec. 22, 2025	Sep. 18, 2025	Aug. 01, 2025	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 17, 2025	Oct. 30, 2025	Sep. 12, 2025
Property, Plant and Equipment [Line Items]
Present value of total consideration		$ 6,000,000					$ 389,904	$ 457,993	$ 2,562,014
Depreciation expense					$ 809,110	$ 339,857
2025–2029 [Member]
Property, Plant and Equipment [Line Items]
Present value of total consideration		$ 5,307,846
Discount rate		9.50%
Right of use assets [Member] | Vehicle Lease [Member]
Property, Plant and Equipment [Line Items]
Present value of total consideration				$ 1,053,157
Initial term					3 years
Lease term of agreement				3 years
Right of use assets [Member] | Warehouse Leases 2 [Member]
Property, Plant and Equipment [Line Items]
Initial term					3 years
Right of use assets [Member] | Warehouse Leases 1 [Member]
Property, Plant and Equipment [Line Items]
Initial term					3 years
Right of use assets [Member] | Administrative Office Lease 1 [Member]
Property, Plant and Equipment [Line Items]
Initial term					1 year
Additional renewable lease term					1 year
Right of use assets [Member] | Administrative Office Lease 2 [Member]
Property, Plant and Equipment [Line Items]
Initial term					2 years
Additional renewable lease term					1 year
Right of use assets [Member] | Administrative Office Lease [Member]
Property, Plant and Equipment [Line Items]
Present value of total consideration	$ 259,079		$ 618,636
Lease term of agreement	2 years		63 months